BNY Mellon Small Cap Value Fund
Statement of Investments
December 31, 2024 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.5%
Automobiles & Components — .3%
Visteon Corp. (a)	2,124	188,441
Banks — 15.7%
Columbia Banking System, Inc.	47,029	1,270,253
First Hawaiian, Inc.	20,619	535,063
First Horizon Corp.	80,004	1,611,281
First Merchants Corp.	20,217	806,456
Hilltop Holdings, Inc.	12,141	347,597
National Bank Holdings Corp., Cl. A	17,903	770,903
NBT Bancorp, Inc. (b)	12,621	602,779
Origin Bancorp, Inc.	6,660	221,711
Seacoast Banking Corp. of Florida	44,251	1,218,230
SouthState Corp.	8,465	842,098
Texas Capital Bancshares, Inc. (a)	13,523	1,057,499
UMB Financial Corp.	6,391	721,288
United Community Banks, Inc.	22,500	726,975
Webster Financial Corp.	13,112	724,045
		11,456,178
Capital Goods — 12.4%
Boise Cascade Co.	3,081	366,208
BWX Technologies, Inc.	10,727	1,194,880
EnerSys	2,863	264,627
Enpro, Inc.	2,882	497,001
Flowserve Corp.	13,338	767,202
Fluor Corp. (a)	24,180	1,192,558
Gates Industrial Corp. PLC (a)	23,224	477,718
Granite Construction, Inc. (b)	6,298	552,397
Helios Technologies, Inc.	11,418	509,699
Kratos Defense & Security Solutions, Inc. (a)	30,399	801,926
Matrix Service Co. (a)	33,736	403,820
MSC Industrial Direct Co., Inc., Cl. A (b)	3,007	224,593
MYR Group, Inc. (a)	4,200	624,834
The Middleby Corp. (a)	4,865	658,964
Valmont Industries, Inc.	1,647	505,085
		9,041,512
Commercial & Professional Services — 3.9%
CSG Systems International, Inc.	14,236	727,602
KBR, Inc.	16,673	965,867
Korn Ferry	13,504	910,845
Montrose Environmental Group, Inc. (a),(b)	11,414	211,729
		2,816,043
Consumer Discretionary Distribution & Retail — 2.2%
Arhaus, Inc. (b)	46,635	438,369
Foot Locker, Inc. (a)	26,897	585,278
Urban Outfitters, Inc. (a)	9,944	545,727
		1,569,374
Consumer Durables & Apparel — 5.2%
Capri Holdings Ltd. (a)	18,612	391,969
Carter’s, Inc. (b)	7,380	399,922

Statement of Investments (Unaudited) (continued)
Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Consumer Durables & Apparel — 5.2% (continued)
Figs, Inc., Cl. A (a),(b)	64,808	401,162
Helen of Troy Ltd. (a)	5,643	337,621
Levi Strauss & Co., Cl. A	31,404	543,289
Malibu Boats, Inc., Cl. A (a)	12,612	474,085
Meritage Homes Corp.	3,109	478,226
PVH Corp.	4,066	429,980
The Lovesac Company (a),(b)	15,170	358,922
		3,815,176
Consumer Services — 2.8%
Genius Sports Ltd. (a)	134,085	1,159,835
The Cheesecake Factory, Inc. (b)	18,028	855,249
		2,015,084
Energy — 8.9%
Antero Resources Corp. (a)	25,665	899,558
Cactus, Inc., Cl. A (b)	8,163	476,393
California Resources Corp.	10,641	552,161
Centrus Energy Corp., Cl. A (a),(b)	6,808	453,481
Crescent Energy Co., Cl. A	62,833	917,990
Expand Energy Corp. (b)	9,211	916,955
Liberty Energy, Inc. (b)	21,676	431,136
Northern Oil & Gas, Inc.	19,091	709,422
PBF Energy, Inc., Cl. A	16,879	448,137
Viper Energy, Inc.	14,342	703,762
		6,508,995
Equity Real Estate Investment Trusts — 7.7%
Agree Realty Corp. (c)	9,989	703,725
CareTrust REIT, Inc. (c)	12,150	328,658
Douglas Emmett, Inc. (c)	40,950	760,032
EPR Properties (c)	7,184	318,108
Healthpeak Properties, Inc. (c)	34,031	689,808
Highwoods Properties, Inc. (c)	23,606	721,871
PotlatchDeltic Corp. (c)	13,130	515,352
Ryman Hospitality Properties, Inc. (c)	4,825	503,441
STAG Industrial, Inc. (c)	16,666	563,644
Urban Edge Properties (c)	22,814	490,501
		5,595,140
Financial Services — 6.5%
Cohen & Steers, Inc.	4,144	382,657
Essent Group Ltd.	19,732	1,074,210
Federated Hermes, Inc.	9,715	399,383
HA Sustainable Infrastructure Capital, Inc.	25,890	694,629
PRA Group, Inc. (a)	8,543	178,463
PROG Holdings, Inc.	3,541	149,643
StepStone Group, Inc., Cl. A	18,584	1,075,642
WisdomTree, Inc.	74,170	778,785
		4,733,412
Food, Beverage & Tobacco — 1.0%
Nomad Foods Ltd.	20,314	340,869
The Boston Beer Company, Inc., Cl. A (a)	1,267	380,075
		720,944

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Health Care Equipment & Services — 6.0%
Acadia Healthcare Co., Inc. (a)	12,563	498,123
Certara, Inc. (a)	41,014	436,799
Encompass Health Corp.	7,740	714,789
Evolent Health, Inc., Cl. A (a)	36,451	410,074
Globus Medical, Inc., Cl. A (a)	13,485	1,115,344
Health Catalyst, Inc. (a)	39,354	278,233
Integer Holdings Corp. (a),(b)	3,647	483,300
Omnicell, Inc. (a)	10,278	457,577
		4,394,239
Insurance — .4%
Oscar Health, Inc., Cl. A (a),(b)	23,175	311,472
Materials — 6.9%
Alamos Gold, Inc., Cl. A	58,970	1,087,407
Alcoa Corp.	17,616	665,533
Carpenter Technology Corp.	3,845	652,535
Constellium SE (a)	20,079	206,211
Knife River Corp. (a)	8,199	833,346
Materion Corp.	6,167	609,793
MP Materials Corp. (a),(b)	36,283	566,015
Radius Recycling, Inc.	10,741	163,478
West Fraser Timber Co. Ltd.	2,813	243,465
		5,027,783
Media & Entertainment — 5.2%
John Wiley & Sons, Inc., Cl. A	23,390	1,022,377
Lions Gate Entertainment Corp., Cl. A (a),(b)	61,004	520,974
Lions Gate Entertainment Corp., Cl. B (a)	65,199	492,253
Magnite, Inc. (a)	48,611	773,887
Shutterstock, Inc.	13,204	400,741
TEGNA, Inc. (b)	31,221	571,032
		3,781,264
Real Estate Management & Development — 1.0%
Newmark Group, Inc., Cl. A	58,689	751,806
Semiconductors & Semiconductor Equipment — 1.7%
Cohu, Inc. (a)	16,520	441,084
Synaptics, Inc. (a)	10,640	812,045
		1,253,129
Software & Services — 1.3%
Blackbaud, Inc. (a)	4,771	352,672
Dolby Laboratories, Inc., Cl. A	7,979	623,160
		975,832
Technology Hardware & Equipment — 5.8%
Advanced Energy Industries, Inc.	3,569	412,684
Belden, Inc.	5,986	674,083
Knowles Corp. (a)	26,274	523,641
Lumentum Holdings, Inc. (a)	6,987	586,559
nLight, Inc. (a)	53,747	563,806
Plexus Corp. (a)	4,249	664,884
Viavi Solutions, Inc. (a)	78,080	788,608
		4,214,265

Statement of Investments (Unaudited) (continued)
Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Transportation — .7%
Lyft, Inc., Cl. A (a)	40,782	526,088
Utilities — 3.9%
Chesapeake Utilities Corp.	5,168	627,137
Portland General Electric Co.	17,190	749,828
Southwest Gas Holdings, Inc.	8,612	608,954
TXNM Energy, Inc.	17,946	882,405
		2,868,324
Total Common Stocks (cost $55,663,401)		72,564,501

	1-Day Yield (%)
Investment Companies — .5%
Registered Investment Companies — .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $366,126)	4.54	366,126	366,126
Investment of Cash Collateral for Securities Loaned — 1.5%
Registered Investment Companies — 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $1,088,841)	4.54	1,088,841	1,088,841
Total Investments (cost $57,118,368)		101.5%	74,019,468
Liabilities, Less Cash and Receivables		(1.5)%	(1,061,997)
Net Assets		100.0%	72,957,471

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At December 31, 2024, the value of the fund’s securities on loan was $7,030,366 and the value of the collateral was
$7,258,257, consisting of cash collateral of $1,088,841 and U.S. Government & Agency securities valued at $6,169,416.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Small Cap Value Fund

December 31, 2024 (Unaudited)
The following is a summary of the inputs used as of December 31, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	72,564,501	—	—	72,564,501
Investment Companies	1,454,967	—	—	1,454,967

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At December 31, 2024, accumulated net unrealized appreciation on investments was $16,901,100, consisting of $19,935,705 gross unrealized appreciation and $3,034,605 gross unrealized depreciation.
At December 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.